Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,249,000.00
Previously Paid Amount	0.00
Total Fee Amount	497.42
Total Offset Amount	0.00
Net Fee	497.42
Narrative - Max Aggregate Offering Price	$ 3,249,000.00
Final Prospectus	true